Obligations Under Guarantees and Other Off-balance Sheet Instruments (Tables)	6 Months Ended
Sep. 30, 2024
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Contractual or Notional Amounts of Guarantees	The table below presents the contractual or notional amounts of such guarantees at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024
	(As Adjusted)
	(in billions)
Standby letters of credit and financial guarantees	¥5,320	¥5,259
Performance guarantees	4,788	4,606
Derivative instruments(1)(2)	51,058	54,154
Liabilities of trust accounts	19,938	19,365
Other	40	25
Total	¥81,144	¥83,409

Notes:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
(2)Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based Upon Internal Credit Ratings
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2024 and September 30, 2024. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

At March 31, 2024:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
(As Adjusted)	(in billions)
Standby letters of credit and financial guarantees	¥5,320	¥5,161	¥123	¥18	¥18
Performance guarantees	4,788	4,685	45	29	29
Total	¥10,108	¥9,846	¥168	¥47	¥47

At September 30, 2024:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,259	¥5,121	¥119	¥12	¥7
Performance guarantees	4,606	4,502	45	23	36
Total	¥9,865	¥9,623	¥164	¥35	¥43

Note:
(1)See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings” in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2024.

Contractual Amounts With Regard to Other Off Balance Sheet Instruments	The table below presents the contractual amounts with regard to such instruments at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024
	(As Adjusted)
	(in billions)
Commitments to extend credit	¥94,414	¥94,819
Commercial letters of credit	974	861
Commitments to make investments	674	720